Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Apr. 28, 2016	Apr. 22, 2010	Dec. 31, 2017	Dec. 31, 2016	Jan. 14, 2016	Feb. 26, 2015	Jan. 20, 2015
Organization and Principal Activities (Textual)
Common shares outstanding			17,312,586	17,312,586
Common shares issued			17,312,586	17,312,586		12,000	25,000
Initial public offering [Member]
Organization and Principal Activities (Textual)
Common shares		1,500,000
Issuance price per share		$ 8.00
Common shares outstanding		4,500,000
Common shares issued		4,500,000
Issued and outstanding shares		3,000,000
HLI [Member]
Organization and Principal Activities (Textual)
Common shares	11,111,111
Issuance price per share	$ 1.80
Aggregate purchase price	$ 20
BTL [Member]
Organization and Principal Activities (Textual)
Percentage of equity interest acquisition					0.80%
BTL [Member] | Mr. Ping Chen [Member]
Organization and Principal Activities (Textual)
Owner percentage			91.00%
BTL [Member] | Lianluo Smart Limited [Member]
Organization and Principal Activities (Textual)
Owner percentage			9.00%
BDL [Member]
Organization and Principal Activities (Textual)
Percentage of equity interest acquisition					100.00%